Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The Company’s portfolio of products are integrated into a variety of end uses, which are described in the table below:

Key End Uses	Key Products
Industrial & process chemicals	• Sulfur derivatives for industrial production

• Treatment services

Fuels & emission control	• Refining catalysts

• Emission control catalysts

• Catalyst recycling services

Packaging & engineered plastics	• Catalysts for high-density polyethlene and chemicals syntheses

• Antiblocks for film packaging

• Sulfur derivatives for nylon production

Natural resources	• Sulfur derivatives for mining

The following table disaggregates the Company’s sales, by segment and end use, for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31, 2020
	Ecoservices	Catalyst Technologies	Total
Industrial & process chemicals	$70,648	$125	$70,773
Fuels & emission control (1)	225,042	—	225,042
Packaging & engineered plastics	38,772	93,882	132,654
Natural resources	67,451	—	67,451

Total	$401,913	$94,007	$495,920

	Year ended December 31, 2019
	Ecoservices	Catalyst Technologies	Total
Industrial & process chemicals	$80,661	$109	$80,770
Fuels & emission control (1)	252,293	—	252,293
Packaging & engineered plastics	48,056	85,558	133,614
Natural resources	66,070	—	66,070

Total	$447,080	$85,667	$532,747

	Year ended December 31, 2018
	Ecoservices	Catalyst Technologies	Total
Industrial & process chemicals	$77,866	$86	$77,952
Fuels & emission control (1)	246,452	—	246,452
Packaging & engineered plastics	59,168	72,013	131,181
Natural resources	72,076	—	72,076

Total	$455,562	$72,099	$527,661

(1)	As described in Note 1, the Company experiences seasonal sales fluctuations to customers in the fuels & emission control end use.